Statements of Changes in Equity Statements of Changes in Equity - MidAmerican Energy Company [Member] - USD ($) $ in Millions	Total	Preferred Stock [Member]	AOCI [Member]	Retained Earnings [Member]	Common Stock [Member]
Balance at Dec. 31, 2012	$ 3,635	$ 27	$ (24)	$ 3,070	$ 562
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	350			350
Other comprehensive income (loss), net of tax	13		13
Common stock dividends declared	(125)			(125)
Redemption of preferred securities	(28)	(27)			(1)
Balance at Dec. 31, 2013	3,845	0	(11)	3,295	561
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	417			417
Other comprehensive income (loss), net of tax	(12)		(12)
Balance at Dec. 31, 2014	4,250	0	(23)	3,712	561
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	462			462
Other comprehensive income (loss), net of tax	(7)		(7)
Balance at Dec. 31, 2015	$ 4,705	$ 0	$ (30)	$ 4,174	$ 561